Supplementary Oil And Gas Information (Unaudited) - Costs Incurred in Crude Oil and Natural Gas Activities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Costs Incurred In Oil And Gas Property Acquisition, Exploration, And Development Activities1 [Line Items]
Proved	$ 8,901	$ 0	$ 524
Unproved	320	0	0
Exploration	46	46	45
Development	6,100	5,784	4,766
Costs incurred	15,367	5,830	5,335
North America
Costs Incurred In Oil And Gas Property Acquisition, Exploration, And Development Activities1 [Line Items]
Proved	8,901	0	524
Unproved	320	0	0
Exploration	102	43	40
Development	5,543	5,039	4,387
Costs incurred	14,866	5,082	4,951
North Sea
Costs Incurred In Oil And Gas Property Acquisition, Exploration, And Development Activities1 [Line Items]
Proved	0	0	0
Unproved	0	0	0
Exploration	0	0	0
Development	352	558	304
Costs incurred	352	558	304
Offshore Africa
Costs Incurred In Oil And Gas Property Acquisition, Exploration, And Development Activities1 [Line Items]
Proved	0	0	0
Unproved	0	0	0
Exploration	(56)	3	5
Development	205	187	75
Costs incurred	$ 149	$ 190	$ 80